EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2022
Disclosure Of Earnings Per Share Text Block Abstract
EARNINGS (LOSS) PER SHARE

NOTE 29 – EARNINGS (LOSS) PER SHARE

	For the year ended
	December 31,
	2022		2021	2020
Basic earnings (loss) per share
Income (Loss) attributable to owners of the parent (ThUS$)	1,339,210		(4,647,491)	(4,545,887)
Weighted average number of shares, basic	96,614,464,231	(*)	606,407,693	606,407,693
Basic earnings (loss) per share (US$)	0.013861		(7.66397)	(7.49642)

	For the year ended
	December 31,
	2022		2021	2020
Diluted earnings (loss) per share
Income (Loss) attributable to owners of the parent (ThUS$)	1,339,210	(***)	(4,647,491)	(4,545,887)
Weighted average number of shares, diluted	98,530,451,071	(**)	606,407,693	606,407,693
Weighted average number of shares, diluted (2)	98,530,451,071		606,407,693	606,407,693
Diluted earnings (loss) per share (US$)	0.013592		(7.66397)	(7.49642)

(*)	As of December 31, 2022, the weighted average number of shares considers 606,407,693 shares outstanding from January 1, 2022 until November 2, 2022. From November 3, 2022 until December 31, 2022 the number of shares outstanding increases due to the equity rights offering and then increases daily as the holders of the convertible notes convert them into shares (See movement of shares in Note 24).

(**)	As of December 31, 2022, the weighted average number of fully diluted shares considers 606,407,693 shares outstanding from January 1, 2022 until November 2, 2022, and 605,801,285,307 shares outstanding from November 3, 2022 until December 31, 2022 which includes the equity rights offering and assumes the conversion of all convertible notes that were issued upon emergence from Chapter 11 (See movement of shares in Note 24).

(***)	Profit (Loss) attributable to holders of equity instruments of the parent company is unchanged when calculating diluted EPS because only Convertible Note H accrued interest. However, this Note was converted into shares immediately after issuance and therefore did not accrue interest during the year.